PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
15.PROPERTY, PLANT AND EQUIPMENT

	Useful life range (in years)	2021	Additions	Write-offs	(Impairment) reversal of impairment	Transfers	Translation adjustment	2022
Cost:
Vehicles	2 to 5	38,902	8	(6,559)	-	49,285	(7,274)	74,362
Tooling	3	191,840	-	(2,310)	-	14,976	(329)	204,177
Tools and accessories	3 to 20	110,998	17,261	(8,177)	-	(43,369)	98,739	175,452
Facilities	3 to 60	303,452	181	(564)	-	13,147	(8,768)	307,448
Machinery and accessories	3 to 15	1,959,943	23,188	(63,473)	-	520,561	(168,083)	2,272,136
Leasehold improvements	2 to 20	1,128,504	68,980	(54,148)	(1,665)	106,151	(119,736)	1,128,086
Buildings	14 to 60	1,982,245	7,174	(19,104)	-	120,512	(173,888)	1,916,939
Furniture and fixtures	2 to 25	660,126	71,960	(41,095)	(7,629)	53,632	(62,932)	674,062
Land	-	628,373	-	-	-	10,043	7,241	645,657
IT equipment	3 to 15	634,580	26,602	(34,279)	(191)	84,452	(83,394)	627,770
Other assets	-	31,636	-	(4,227)	-	-	(1,179)	26,230
Projects in progress	-	561,488	495,771	(1,739)	-	(429,391)	(45,502)	580,627
Total cost		8,232,087	711,125	(235,675)	(9,485)	499,999	(565,105)	8,632,946

Depreciation value:
Vehicles		(9,457)	(6,057)	5,508	-	(40,920)	12,856	(38,070)
Tooling		(174,164)	(7,841)	2,310	-	-	210	(179,485)
Tools and accessories		(65,740)	(16,385)	1,823	-	46,967	(102,105)	(135,440)
Facilities		(183,420)	(17,051)	192	-	(8,804)	7,776	(201,307)
Machinery and accessories		(728,408)	(172,480)	56,142	-	(397,740)	124,147	(1,118,339)
Leasehold improvements		(602,622)	(133,533)	50,379	-	(12,257)	71,602	(626,431)
Buildings		(298,327)	(103,822)	14,111	-	(136,601)	69,237	(455,402)
Furniture and fixtures		(369,610)	(90,731)	31,606	-	(18,576)	38,479	(408,832)
IT equipment		(392,095)	(119,870)	36,065	-	(71,041)	71,273	(475,668)
Other assets		(30,836)	(2,287)	3,868	-	-	1,433	(27,822)
Total depreciation		(2,854,679)	(670,057)	202,004	-	(638,972)	294,908	(3,666,796)
Net total		5,377,408	41,068	(33,671)	(9,485)	(138,973)	(270,197)	4,966,150

	Useful life range (in years)	2020	Additions	Write-offs	(Impairment) reversal of impairment	Transfers	Translation adjustment	2021
Cost:
Vehicles	2 to 5	79,228	4,951	(59,053)	-	6,702	7,074	38,902
Tooling	3	187,852	2,097	-	-	2,042	(151)	191,840
Tools and accessories	3 to 20	85,678	19,526	(538)	-	5,233	1,099	110,998
Facilities	3 to 60	293,471	700	(14,486)	-	21,231	2,536	303,452
Machinery and accessories	3 to 15	1,819,693	37,229	(98,228)	-	85,451	115,798	1,959,943
Leasehold improvements	2 to 20	963,957	104,795	(51,588)	(2,074)	93,589	19,825	1,128,504
Buildings	14 to 60	1,899,134	6,233	(13,322)	394	(6,944)	96,750	1,982,245
Furniture and fixtures	2 to 25	566,547	107,077	(40,259)	3,948	19,304	3,509	660,126
Land	-	661,613	295	(1,203)	-	(2,372)	(29,960)	628,373
IT equipment	3 to 15	543,772	58,192	(57,574)	-	68,645	21,545	634,580
Other assets	-	36,687	-	(3,628)	-	-	(1,423)	31,636
Projects in progress	-	408,427	606,440	(26,425)	-	(429,760)	2,806	561,488
Total cost		7,546,059	947,535	(366,304)	2,268	(136,879)	239,408	8,232,087

Depreciation value:
Vehicles		(33,042)	(19,229)	47,501	-	(5,738)	1,051	(9,457)
Tooling		(166,536)	(7,705)	-	-	-	77	(174,164)
Tools and accessories		(39,159)	(32,867)	750	-	3,145	2,391	(65,740)
Facilities		(176,726)	(16,453)	13,072	-	(2,705)	(608)	(183,420)
Machinery and accessories		(578,762)	(198,805)	91,864	-	8,463	(51,168)	(728,408)
Leasehold improvements		(480,554)	(153,822)	48,057	-	(5,561)	(10,742)	(602,622)
Buildings		(179,730)	(89,292)	13,835	-	2,801	(45,941)	(298,327)
Furniture and fixtures		(318,615)	(95,673)	31,464	(291)	(353)	13,858	(369,610)
IT equipment		(311,856)	(115,735)	52,971	-	(7,982)	(9,493)	(392,095)
Other assets		(26,022)	(16,013)	1,369	-	-	9,830	(30,836)
Total depreciation		(2,311,002)	(745,594)	300,883	(291)	(7,930)	(90,745)	(2,854,679)
Net total		5,235,057	201,941	(65,421)	1,977	(144,809)	148,663	5,377,408